Interest-bearing Financial Liabilities - Summary of Changes to Unamortized Debt Discount (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Unamortized debt discount at beginning of the year	₱ 1,989	₱ 2,129
Additions	271	219
Revaluations	3	9
Accretion included as part of financing costs - net	(372)	(368)
Unamortized debt discount at end of the year	₱ 1,891	₱ 1,989